Business Combinations - Schedule of pro forma financial information (Details) - Neura and The Floow [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Revenue	$ 8,591	$ 10,109
Net loss	$ (121,462)	$ (40,063)